N-2	6 Months Ended
May 31, 2026
Cover [Abstract]
Entity Central Index Key	0001462586
Amendment Flag	false
Document Type	N-CSRS
Entity Registrant Name	Western Asset Investment Grade Opportunity Trust Inc.
Document Period End Date	May 31, 2026